Operating Leases - Schedule of Consolidated Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Balance Sheets [Abstract]
Right-of-use asset, net	$ 71,826	$ 148,589
Lease liability, current	65,593	83,757
Lease liability, non-current		62,842
Total lease liability	65,593	146,599
Lease cost
Amortization of right-of-use assets	83,838	85,787
Interest of operating lease liabilities	3,881	2,379
Total	$ 87,719	$ 88,166